Property and equipment net	12 Months Ended
Sep. 30, 2025
Property and equipment net
Property and equipment, net

Note 10 - Property and equipment, net

Property and equipment, stated at cost less accumulated depreciation, consisted of the following:

	As of	As of
	September 30,	September 30,
	2025	2024

Machinery and equipment	-	$64,938
Transportation equipment	$29,450	29,489
Office equipment	16,672	3,064
Subtotal	46,122	97,491
Accumulated depreciation	(9,342)	(55,198)
Total	$36,780	$42,293

Depreciation expense was $14,382, $11,122, and $26,870 for the years ended September 30, 2025, 2024, and 2023, respectively.